Inventories (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Inventory Disclosure [Abstract]
Schedule of Inventories
Inventories consist of the following:

(Amounts in thousands)	As of September 30, 2025	As of December 31, 2024
Raw materials	$7,432	$7,410
Work in progress	446	1,064
Finished goods	904	87

Total inventories	$8,782	$8,561

Inventories consists of the following as of December 31, 2024 and 2023 (in thousands):

	2024	2023
Finished goods	$87	$16
Work in progress	1,064	1,542
Raw materials	7,410	4,964

Total inventories	$8,561	$6,522